CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Allowance for credit losses	$ 12,000	$ 12,000	$ 12,000
Inventory net of allowances	$ 373,000	$ 114,200	$ 85,400
Preferred stock, par value	$ 1.00	$ 1.00	$ 1.00
Preferred stock, shares authorized	3,000,000	300,000	300,000
Preferred stock, shares issued	0	300,000	300,000
Preferred stock, shares outstanding	0	300,000	300,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	11,743,364	10,835,123	10,792,913
Common stock, shares outstanding	11,743,364	10,835,123	10,792,913